BUSINESS COMBINATIONS:	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS:
BUSINESS COMBINATIONS:

NOTE 6 – BUSINESS COMBINATIONS:

Acquisition of Soomla

In January 2021, we acquired all outstanding shares of Soomla Inc. (“Soomla”), which provides ad quality analytics to developers. We have included the financial results of Soomla in the consolidated financial statements from the date of acquisition, which were not material. The transaction costs associated with the acquisition were not material. The acquisition date fair value of the consideration transferred was $17,448 thousand, which consisted of cash and the fair value of contingent consideration assumed. In allocating the purchase consideration based on the fair values, we recorded $6,840 thousand of intangible assets and $10,379 thousand of goodwill. The goodwill balance associated is not deductible for tax purposes.

Acquisition of Luna

In February 2021, we acquired all outstanding shares of Luna Labs Limited. (“Luna”), which provides a product allowing developers to more easily create, iterate and scale video and playable ads from their existing game code. We have included the financial results of Luna in the consolidated financial statements from the date of acquisition, which were not material. The costs associated with the acquisition were approximately $790 thousand and are recorded in general and administrative expenses.

The acquisition date fair value of the consideration transferred was $132,401 thousand, which consisted of the following (U.S. dollars in thousands):

Consideration:
Cash	$74,686
Fair value of ordinary shares issued	57,197
Fair value of share options assumed	518
Total consideration transferred	$132,401

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition (U.S. dollars in thousands):

Cash	$1,672
Accounts receivable	255
Other current assets	90
Property, equipment and software	73
Goodwill	116,307
Technology	14,453
Customer relationships	2,842
Accounts payable	(1,273)
Other current liabilities	(213)
Deferred tax liabilities	(1,805)
Net assets acquired	$132,401

The estimated useful life of the acquired technology and the customer relationships is six years. The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is not deductible for tax purposes.

NOTE 6 – BUSINESS COMBINATIONS (continued):

We issued 9,503,398 of our ordinary shares (comprised of 4,751,699 Class A ordinary shares and 4,751,699 Class B ordinary shares) with an estimated fair value of $70,471 thousand, representing $7.42 per share. Of the total consideration, $57,197 thousand was allocated to the purchase consideration and $13,274 thousand was allocated to future services and continued employment and will be expensed over the remaining service periods. The fair value of ordinary shares issued by the Company was determined using the OPM and PWERM models.

We assumed unvested share options to Luna’s employees with an estimated fair value of $2,217 thousand. Of the total consideration, $518 thousand was allocated to the purchase consideration and $1,699 thousand was allocated to future services and will be expensed over the remaining service periods. The fair value of the share options assumed by the Company was determined using the Black-Scholes option pricing model.

Pro forma results of operations for this acquisition have not been presented because they are not material to the consolidated statements of operations.

Acquisition of Bidalgo

In December 2021, we acquired all outstanding shares of Chompi CCNetworks Ltd. (“Bidalgo”), which provides empowering technology to app marketers to drive growth by giving them visibility and control over their marketing investment. We have included the financial results of Bidalgo in the consolidated financial statements from the date of acquisition, which were not material. The costs associated with the acquisition were approximately $216 thousand and are recorded in general and administrative expenses.

The acquisition date fair value of the consideration transferred was $54,655 thousand, which consisted of the following (U.S. dollars in thousands):

Consideration:
Cash	$41,206
Fair value of ordinary shares issued	11,563
Fair value of share options assumed	1,886
Total consideration transferred	$54,655

The following table summarizes the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition (U.S. dollars in thousands):

Cash	$5,916
Accounts receivable	1,487
Other current assets	349
Long-term restricted cash	831
Operating lease right-of-use asset	3,516
Property, equipment and software	453
Goodwill	33,665
Technology	23,703
Accounts payable	(225)
Other current liabilities	(6,072)
Operating lease liabilities	(3,516)
Deferred tax liabilities	(5,452)
Net assets acquired	$54,655

NOTE 6 – BUSINESS COMBINATIONS (continued):

Due to the timing of the transaction closing date, the fair values assigned to assets acquired and liabilities assumed are preliminary, based on management’s estimates and assumptions and may be subject to change as additional information is received. We expect to finalize the valuation as soon as practicable, but not later than one year from the acquisition date.

The estimated useful life of the acquired technology is five years. The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce and expanded market opportunities. The goodwill balance is not deductible for tax purposes.

We paid cash consideration of $54,187 thousand. Of the total consideration, $41,206 thousand was allocated to the purchase consideration and $12,981 thousand was allocated to future services, recorded under other assets, and will be expensed over the remaining service periods.

We issued 1,953,824 of our Class A ordinary shares with an estimated fair value of $16,412 thousand, representing $8.4 per share. Of the total consideration, $11,563 thousand was allocated to the purchase consideration and $4,849 thousand was allocated to future services and continued employment and will be expensed over the remaining service periods. The fair value of ordinary shares issued by the Company was determined using our closing trading price on the acquisition date.

We assumed share options to Bidalgo’s employees with an estimated fair value of $2,806 thousand. Of the total consideration, $1,886 thousand was allocated to the purchase consideration and $920 thousand was allocated to future services and will be expensed over the remaining service periods. The fair value of the share options assumed by the Company was determined using the Black-Scholes option pricing model.

Pro forma results of operations for this acquisition have not been presented because they are not material to the consolidated statements of operations.

Other Acquisitions

In December 2021, we acquired a certain business for a purchase consideration of $3,750 thousand in cash and included the financial results of this business in our consolidated financial statements from the date of acquisition, which were not material. The transaction costs associated with the acquisition were not material. We accounted for this acquisition as business combinations. In allocating the purchase consideration based on the preliminary fair values, we recorded $2,944 thousand of technology and $792 thousand of goodwill. We expect to finalize the valuation as soon as practicable, but not later than one year from the acquisition date.